PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of the Company’s property, plant and equipment and the movements for the six months ended June 30, 2024 are as follows:

2024
US$’000 (Unaudited)
At January 1, 2024
Cost	143,727
Accumulated depreciation	(35,002)
Net carrying amount	108,725
At January 1, 2024, net of accumulated depreciation	108,725
Additions	3,320
Disposals	(983)
Depreciation provided during the period	(5,576)
Exchange realignment	(468)
At June 30, 2024, net of accumulated depreciation	105,018
At June 30, 2024:
Cost	144,388
Accumulated depreciation	(39,370)
Net carrying amount	105,018